Label	Element	Value
Innovator U.S. Equity Power Buffer ETF™ - June | SPDR S&P 500 ETF Trust, Expiration: 05/29/2026; Exercise Price: $5.89 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	107.70%
Innovator U.S. Equity Power Buffer ETF™ - June | SPDR S&P 500 ETF Trust, Expiration: 05/29/2026; Exercise Price: $589.39 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.80%
Innovator U.S. Equity Power Buffer ETF™ - June | SPDR S&P 500 ETF Trust, Expiration: 05/29/2026; Exercise Price: $500.98 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(0.70%)
Innovator U.S. Equity Power Buffer ETF™ - June | SPDR S&P 500 ETF Trust, Expiration: 05/29/2026; Exercise Price: $663.58 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(9.00%)